Vessel, net (Tables)	12 Months Ended
Sep. 30, 2018
Vessel, net [Abstract]
Vessel, Net
Vessel, net is analysed as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 13, 2016	$-	$-	$-
- Vessel acquired	7,549,281		7,549,281
- Depreciation for the period	-	(182,346)	(182,346)
Balance, September 30, 2017	7,549,281	(182,346)	7,366,935
- Depreciation for the year	-	(296,531)	(296,531)
Balance, September 30, 2018	7,549,281	(478,877)	7,070,404